INTANGIBLE ASSET (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, gross carrying amount	$ 57,143	$ 57,143
Intangible assets, accumulated amortization	(3,266)	(11,696)
Intangible assets, net carrying amount	45,782	49,029	$ 0
Foreign Currency Translation Adjustment [Member]
Intangible assets, net carrying amount	3,582	3,582
Software developments [Member]
Intangible assets, gross carrying amount	57,143	57,143
Intangible assets, accumulated amortization	(15,418)	(11,696)
Intangible assets, net carrying amount	$ 41,725	$ 45,447
Intangible assets, weighted average useful lives	5 years	5 years
Office Furniture [Member]
Intangible assets, gross carrying amount	$ 57,143
Intangible assets, accumulated amortization	(15,418)
Intangible assets, net carrying amount	$ 41,725
Intangible assets, weighted average useful lives	5 years
Block chain software and annual fee [Member]
Intangible assets, net carrying amount	$ 4,057